FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	¥ 3,541	$ 556	¥ 10,800	¥ 9,021
Exchange loss (gain)	(46,226)	(7,254)	(25,725)	7,663
Amortization of issuance cost of convertible senior notes	23,673	3,715	25,229	16,563
Deferred income tax	(63,655)	(9,989)	(563)	(16,786)
Unrealized loss related to investments in equity investee	209,956	32,947
Changes in other current liabilities	(254,576)	(39,949)	392,831	242,521
Net cash used in operating activities	(96,107)	(15,080)	310,014	301,396
Cash flows from investing activities:
Investment in equity investees	(163,166)	(25,604)	(21,300)	(16,500)
Net cash (used in) provided by investing activities	375,820	58,975	(616,367)	(1,133,451)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	0	0	3,127,305	0
Payment for public offering costs	(11,075)	(1,738)	(31,666)	0
Proceeds from issuance of convertible senior notes, net of issuance cost	0	0	(742)	1,847,802
Repurchase of ordinary shares	(1,060,353)	(166,393)	0	0
Proceeds from ADS lending	0	0	0	9
Net cash provided by (used in) financing activities	749,953	117,684	2,666,837	1,776,891
Net (decrease) increase in cash and cash equivalents	1,029,666	161,579	2,360,484	944,836
Cash, cash equivalents and restricted cash, beginning of year	3,731,019	571,804	1,526,810	582,855
Effect of exchange rate changes on cash and cash equivalents	(60,921)	4,112	(156,275)	(881)
Cash, cash equivalents and restricted cash, end of year	4,699,764	737,495	3,731,019	1,526,810
Supplemental disclosure of cash flow information:
Cash paid for interest	29,819	4,679	38,665	37,578
Cash paid for income tax	145,606	22,849	137,727	68,728
Supplemental disclosures of non-cash investing and financing activities:
Unpaid convertible senior notes offering costs	0	0	0	742
Unpaid Hong Kong public offering costs	0	0	11,075	0
Parent Company [Member]
Cash flows from operating activities:
Net income	(219,830)	(34,496)	425,992	281,297
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	(20,442)	(3,206)	3,905	129
Amortization of issuance cost of convertible senior notes	23,673	3,715	25,229	16,563
Equity in income of subsidiaries and VIE	(51,513)	(8,084)	(493,494)	(315,008)
Deferred income tax	12,204	1,915
Unrealized loss related to investments in equity investee	(209,956)	(32,947)	0	0
Changes in other current liabilities	2,324	365	(3,900)	2,562
Net cash used in operating activities	(43,628)	(6,844)	(42,268)	(14,457)
Cash flows from investing activities:
Advances to subsidiaries and VIE	2,256,302	354,063	(2,846,452)	(538,693)
Investment in equity investees	(324,464)	(50,915)	0	0
Investments in subsidiaries	(195,673)	(30,705)	0	(1,365,803)
Net cash (used in) provided by investing activities	1,736,165	272,443	(2,846,452)	(1,904,496)
Cash flows from financing activities:
Proceeds from exercises of share options	52	8	430	1,705
Proceeds from issuance of ordinary shares in Hong Kong public offering	0	0	3,127,305	0
Payment for public offering costs	(8,978)	(1,409)	(25,453)	0
Proceeds from issuance of convertible senior notes, net of issuance cost	0	0	(742)	1,847,802
Repurchase of ordinary shares	(1,060,353)	(166,393)	0	0
Proceeds from sale of subsidiary's equity interest to Cainiao	994,766	156,100
Proceeds from ADS lending	0	0	0	9
Net cash provided by (used in) financing activities	(74,513)	(11,694)	3,101,540	1,849,516
Net (decrease) increase in cash and cash equivalents	1,618,024	253,905	212,820	(69,437)
Cash, cash equivalents and restricted cash, beginning of year	145,311	22,270	26,298	67,513
Effect of exchange rate changes on cash and cash equivalents	130,790	21,055	(93,807)	28,222
Cash, cash equivalents and restricted cash, end of year	1,894,125	297,230	145,311	26,298
Supplemental disclosure of cash flow information:
Cash paid for interest	28,617	4,491	29,159	19,007
Supplemental disclosures of non-cash investing and financing activities:
Unpaid convertible senior notes offering costs				¥ 742
Subscription receivable	¥ 101,686	$ 15,957
Unpaid Hong Kong public offering costs			¥ 8,978